Segment information	12 Months Ended
Dec. 31, 2011
Segment information

24 Segment information

The Group and the Company operated only one segment, the Solar Energy Operations segment for the years ended December 31, 2010 and 2011.

The chief operating decision maker evaluates the segment performance based upon operating income or loss and allocates resources between segments. Such measure is then adjusted to exclude items that are of a non-recurring or unusual nature. Management believes such discussions are the most informative representation of how management evaluates performance.

Below represents summarized financial information for the Solar Energy Operations which represent the Group’s continuing operations for 2009, 2010 and 2011:

	Revenues	Operating loss	Assets	Net identifiable assets/	Depreciation and amortization	Capital expenditures
	Rmb	Rmb	Rmb	Rmb	Rmb	Rmb
2009
Solar Energy Operations	—	(12,329)	32,576	20,633	2,174	1,298
Corporate*	—	(20,002)	86,859	77,068	341	81

Total	—	(32,331)	119,435	97,701	2,515	1,379

2010
Solar Energy Operations	53,700	222	160,244	84,566	2,327	4,675
Corporate*	—	(28,749)	5,611	30,707	26	134

Total	53,700	(28,527)	165,855	115,273	2,353	4,809

2011
Solar Energy Operations	65,049	(19,167)	248,171	47,159	5,829	146
Corporate*	—	(27,100)	21,629	11,661	137	—

Total	65,049	(46,267)	269,800	58,820	5,966	146

*	The detail of corporate/unallocated items including mainly staff costs, legal and professional fees are as follows:

	2009	2010	2011
	Rmb	Rmb	Rmb
Unallocated general and administrative expenses	(20,002)	(28,749)	(27,100)

Operating loss	(20,002)	(28,749)	(27,100)

Cash and cash equivalents	22,009	2,636	1,492
Other investments	336	—	—
Trading securities	3,825	20,429	5,635
Available-for-sale securities	27,432	14,120	11,162
Due from related parties	12,053	4,285	560
Prepayment for acquisition of property, plant and equipment	—	—	—
Other non-current assets	20,602	200	57
Other assets	603	3,097	936
Due to related parties	(177)	—	—
Deferred tax liabilities	—	(3,241)	(2,582)
Overdraft from security account	—	—	—
Liabilities relating to warrants	(3,003)	(2,449)	(84)
Other liabilities	(6,612)	(8,370)	(5,515)

Net identifiable assets	77,068	30,707	11,661

The Group was engaged in the sale and marketing of solar modules to a wide range of industries and end users within the PRC. All of the Group’s revenue is derived from sales to customers located in the PRC, Hong Kong and Europe.

The Group operates mainly in the PRC as such, all long-lived assets are located in the PRC and all revenues are generated with the PRC, Hong Kong and Europe.

Segment assets consist primarily of cash and cash equivalents, inventories, trade accounts receivable, other assets and fixed assets. Segment liabilities comprise of operating liabilities.